5. Advances from Shareholders	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Advances From Shareholders
5. Advances from Shareholders

As at September 30, 2015, the Company had received cumulative working capital advances in the amount of $380,670 (March 31, 2015 - $367,267) from two shareholders who are also officers and directors of the Company.   These advances are unsecured, non-interest bearing and payable upon demand.

As at March 31, 2015, the Company had received cumulative working capital advances in the amount of $367,267 (2014 - $431,406) from two shareholders who are also officers and directors of the Company.   These advances are unsecured, non-interest bearing and payable upon demand.